Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses and Other Current Liabilities
Professional fees	$ 332	$ 997	$ 56
Compensation and related benefits	2,923	1,502	32
Research and development	12,238	507
Other	169	46	7
Accrued expenses and other current liabilities	$ 15,662	$ 3,052	$ 95